SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		12 Months Ended
	Jan. 28, 2021	Jan. 27, 2021	Oct. 28, 2020	Jul. 29, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares			5,174,508	4,303,096
Stock Redeemed or Called During Period, Value							$ (105,503,991)
Trust Account [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Value					$ 52,996,135	$ 44,063,656
Redemption share price					$ 10.24	$ 10.24
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares		300
Business Combination, Consideration Transferred	$ 130,000,000
Working capital	$ 553,635
Conversion price per share	$ 10.00
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Value		$ 3,073
Redemption share price		$ 10.24
Common Stock, Value, Outstanding		$ 4,417,096